Financial risk management - Effects of hedge accounting on financial position and performance for each type of hedge (Details) £ in Millions	12 Months Ended
Mar. 31, 2019 GBP (£)
Foreign currency and interest rate risk | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	£ (1,707)
Balance of fair value hedge adjustments in borrowings, Continuing hedges	11
Balance of fair value hedge adjustments in borrowings, Discontinued hedges	(117)
Change in value used for calculating ineffectiveness, Hedged item	11
Change in value used for calculating ineffectiveness, Hedging instrument	(6)
Hedge ineffectiveness	5
Foreign currency and interest rate risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(3,804)
Balance in cash flow hedge reserve, Continuing hedges	(17)
Balance in cash flow hedge reserve, Discontinued hedges	51
Change in value used for calculating ineffectiveness, Hedged item	39
Change in value used for calculating ineffectiveness, Hedging instrument	(39)
Hedge ineffectiveness	0
Currency risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(697)
Balance in cash flow hedge reserve, Continuing hedges	47
Balance in cash flow hedge reserve, Discontinued hedges	0
Change in value used for calculating ineffectiveness, Hedged item	12
Change in value used for calculating ineffectiveness, Hedging instrument	(12)
Hedge ineffectiveness	0
Currency risk | Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(2,974)
Balance in translation reserve, Continuing hedges	(329)
Balance in translation reserve, Discontinued hedges	(2,502)
Change in value used for calculating ineffectiveness, Hedged item	550
Change in value used for calculating ineffectiveness, Hedging instrument	(550)
Hedge ineffectiveness	0
Borrowings | Foreign currency and interest rate risk | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedged borrowings	1,810
Current liabilities | Borrowings | Foreign currency and interest rate risk | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedged borrowings	202
Non-current liabilities | Borrowings | Foreign currency and interest rate risk | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedged borrowings	£ 1,608